Earnings Per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings Per Share
28.	EARNINGS PER SHARE

The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$21,324,423	$22,819,119	$26,220,721	$856,606
Effect of potentially dilutive ordinary shares:
From subsidiaries	(374,359)	(813,627)	(418,295)	(13,665)
From the investments in associates	(494,388)	(367,687)	-	-
From convertible bonds	(1,165,506)	93,781	-	-

Earnings used in the computation of diluted earnings per share	$19,290,170	$21,731,586	$25,802,426	$842,941

Weighted average number of ordinary shares outstanding (in thousand shares):

	For the Year Ended December 31
	2016		2017
	Before	After	Before	After
	Retrospectively	Retrospectively	Retrospectively	Retrospectively
	Adjusted	Adjusted	Adjusted	Adjusted	2018

Weighted average number of ordinary shares in the computation of basic earnings per share	7,662,870	3,831,435	8,160,887	4,080,443	4,245,247
Effect of potentially dilutive ordinary shares:
From convertible bonds	515,295	257,648	124,911	62,456	-
From employee share options	59,218	29,609	39,868	19,934	5,103
From employees’ compensation	46,746	23,373	43,574	21,787	779

Weighted average number of ordinary shares in computation of diluted earnings per share	8,284,129	4,142,065	8,369,240	4,184,620	4,251,129

For purposes of the ADS calculation, the denominator represents the aforementioned weighted average outstanding shares divided by 5 (one ADS represents 5 ordinary shares) for each of the two years in the period ended December 31, 2017 before retrospectively adjusted and by 2 (one ADS represents 2 ordinary shares) for each of the two years in the period ended December 31, 2017 after retrospectively adjusted and the year ended December 31, 2018, respectively. The numerator was the same.

The share exchange between the Company and ASE was deemed as an organization restructure under common control, and the earnings per share of prior periods were calculated based on weighted average number of ordinary shares outstanding retrospectively adjusted in accordance with share exchange ratio stated in the joint share exchange agreement.

The share exchange between the Company and ASE was deemed as an organization restructure under common control, and the earnings per share of prior periods were calculated based on weighted average number of ordinary shares outstanding retrospectively adjusted in accordance with share exchange ratio stated in the joint share exchange agreement.

The Group is able to settle the employees’ compensation by cash or shares. The Group assumed that the entire amount of the compensation would be settled in shares and the resulting potential shares were included in the weighted average number of ordinary shares outstanding used in the computation of diluted earnings per share if the effect is dilutive. Such dilutive effect of the potential shares was included in the computation of diluted earnings per share until the shareholders approve the number of shares to be distributed to employees at their meeting in following year.

The third unsecured convertible overseas bonds issued by ASE were anti-dilutive for the year ended December 31, 2017 and were excluded from the computation of diluted earnings per share for the respective year.